Fair Value Measurements and Hierarchy - Summary of Carrying Amounts of Financial Instruments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Transfers between fair value measurement levels
Asset transfers into level 3 of the fair value hierarchy	$ 0	$ 0
Asset transfers out of level 3 of the fair value hierarchy	0	0
Liability transfers into level 3 of the fair value hierarchy	0	0
Liability transfers out of level 3 of the fair value hierarchy	0	0
TOI Parent Inc.
Financial assets:
Cash	11,531,997	5,997,530	$ 2,446,201
Accounts receivable	22,256,605	17,145,910	14,616,261
Other receivables	581,451	112,663	118,156
Financial liabilities:
Accounts payable	$ 19,013,532	$ 12,643,024	$ 8,885,431